Summary of Significant Accounting Policies (Tables)	7 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following
table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	Three Months Ended September 30, 2021		For the Period from February 25, 2021 (Inception) Through September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss	$(208,889)	$(51,416)	$(173,101)	$(92,529)
Denominator:
Basic and diluted weighted average shares outstanding	25,358,242	6,241,758	10,884,906	5,818,396

Basic and diluted net loss per ordinary share	$(0.01)	$(0.01)	$(0.02)	$(0.02)